May 01, 2018

GUIDESTONE FUNDS

Supplement dated March 1, 2019

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

III.          CHANGE TO PRINCIPAL INVESTMENT STRATEGIES OF THE

STRATEGIC ALTERNATIVES FUND

In the section “Principal Investment Strategies” for the Strategic Alternatives Fund, the bullet disclosing the Currency Trading Strategy, on page 88, is deleted in its entirety and replaced with the following:

●
The Currency Trading Strategy seeks exposure to currencies primarily through non-deliverable forward currency exchange contracts. (A non-deliverable forward currency exchange contract is a foreign currency financial derivative contract which differs from a foreign currency forward exchange contract because there is no physical settlement of the two currencies at maturity. Instead, a cash settlement will be made by one party to another based on the movement of the two currencies.) The strategy seeks to achieve net gains resulting from fluctuations in the values of currencies and inefficiencies in the currency market. Net losses on currency transactions will reduce positive absolute returns. The Fund may be exposed to currencies of developed and emerging countries that, in the Sub-Adviser’s opinion, have liquid currency markets. The use of non-deliverable forward currency exchange contracts will have the economic effect of financial leverage, which increases risk and may magnify the Fund’s gains or losses. The investment strategies may not protect against or capture extraordinary sudden market events, such as U.S. or foreign government actions or interventions, and as a result may not be as effective during these periods. The Fund may also invest in cash and investment grade fixed-income securities, such as U.S. government obligations, corporate bonds and mortgage- and asset-backed securities, which serve as collateral in the non-deliverable forward currency exchange contract transactions.

VII.            FEES AND EXPENSES CHANGES FOR THE VALUE EQUITY FUND

Under the heading “Fees and Expenses” for the Value Equity Fund, on page 112, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.57%	0.57%
Other expenses	0.04%	0.30%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.62%	0.88%
Fee waiver(2)	(0.01%)	(0.01%)
Total annual Fund operating expenses (after fee waiver)	0.61%	0.87%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
(2)
The Adviser and/or its affiliates have also agreed to waive shareholder services fees attributable to the Fund’s investment of cash balances in the GuideStone Funds Money Market Fund through April 30, 2019. This contractual waiver can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the Value Equity Fund, on page 112, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 62	$ 89
3 Years	$198	$ 280
5 Years	$345	$ 487
10 Years	$773	$1,083

IX.     CHANGES TO PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL

INVESTMENT RISKS FOR THE VALUE EQUITY FUND

In the section disclosing “Principal Investment Strategies” for the Value Equity Fund, on page 113, the fourth bullet point is deleted in its entirety and replace with the following:

●
The Fund may invest to a lesser extent in American Depositary Receipts (“ADRs”), which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities). The Fund may invest in sponsored or unsponsored depositary receipts.

In the section disclosing “Principal Investment Risks” for the Value Equity Fund, beginning on page 113, the following risk disclosure is added in alphabetical order:

●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.

X.       FEES AND EXPENSES CHANGES FOR THE INTERNATIONAL EQUITY FUND

Under the heading “Fees and Expenses” for the International Equity Fund, on page 132, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.77%	0.77%
Other expenses	0.12%	0.38%
Dividend or interest expense on short sales	0.08%	0.08%
Acquired fund fees and expenses	0.02%	0.02%
Total annual Fund operating expenses	0.99%	1.25%
Fee waiver(2)	(0.01%)	(0.01%)
Total annual Fund operating expenses (after fee waiver)	0.98%	1.24%

(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
(2)
The Adviser and/or its affiliates have also agreed to waive shareholder services fees attributable to the Fund’s investment of cash balances in the GuideStone Funds Money Market Fund through April 30, 2019. This contractual waiver can only be terminated by the Board of Trustees of GuideStone Funds.

Under the heading “Fees and Expenses” for the International Equity Fund, on page 132, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$ 100	$ 126
3 Years	$ 314	$ 396
5 Years	$ 546	$ 685
10 Years	$1,212	$1,510